Contingencies and Commitments - Summary of Ongoing Litigations Related With Contingent Liabilities And Contingent Assets (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)
As the defendant
Litigation Case [Line Items]
Number of cases	706	722
Claim amount	₩ 799,646	₩ 884,402
As the plaintiff
Litigation Case [Line Items]
Number of cases	244	264
Claim amount	₩ 531,459	₩ 769,772